COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum annual lease commitments
U.S. dollars in thousands
Years ending December 31:
2017	4,037
2018	3,788
2019	3,618
2020	3,468
2021	3,447
Thereafter	6,475
24,833